Federated Hermes MDT Mid Cap Growth Fund Investment Strategy - Federated Hermes MDT Mid Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in the common stock of domestic mid capitalization (mid cap) companies that offer superior growth prospects. The Fund may also invest in real estate investment trusts (REITs). The Fund’s investment adviser (“Adviser”) utilizes a mid-cap growth approach by selecting most investments from companies listed in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid cap segment of the U.S. equity universe. The Fund considers mid cap companies to be those of a size similar to companies listed in the Russell Midcap Growth Index. As of October 31, 2025, the market capitalization of companies in the Russell Midcap Growth Index ranged from $1 billion to $130 billion. As the Fund’s sector exposure approximates the Russell Midcap Growth Index, the Fund may, from time to time, have larger allocations to certain broad market sectors, such as information technology, healthcare, industrials and consumer discretionary. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk relative to the Fund’s benchmark, the Russell Midcap Growth Index. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as to groups of correlated companies. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.